SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL [Abstract]
SHARE CAPITAL
NOTE 15:-	SHARE CAPITAL

a.
In December 2006 and in June 2007, the Company raised $ 120,000 and $ 30,000, respectively from two major shareholders (the "Investors"). The amount of shares purchased by the Investors and their assignees in 2006 and 2007, including shares issued upon the exercise of their 2006 Warrants, are subject to adjustment for all losses, indemnities, liabilities and expenses exceeding, or not otherwise covered by, the Company's insurance coverage, in connection with a concluded investigation by the United States Securities and Exchange Commission, securities class action lawsuits (settled in 2008) and certain other matters relating, in whole or in part, to matters occurring prior to the closing of the 2006 transaction (the "Relevant Amounts"). Adjustments for this purpose are made by the issuance to the Investors and their assignees of additional ordinary shares for no additional consideration. Pursuant to these adjustment provisions, on March 18, 2009, the Company issued 24,466,936 shares to the Investors and certain assignees. In addition, an adjustment was made to the exercise price under the 21,250,000 then outstanding warrants (see also c below) issued to the Investors in the 2006 transaction to reflect an exercise price of 110% of the adjusted price per share paid by the Investors. Based upon Relevant Amounts incurred by the Company to December 2008, the exercise price of such warrants was reduced to $ 1.0039 per share.

b.
On June 25, 2009, the Company consummated a $ 15,000 equity financing, pursuant to several share purchase agreements (the "2009 Purchase Agreements") entered into with each of its two major shareholders and a new external investor investing through two parallel funds, which provided for the sale and issuance by the Company to such investors of an aggregate of 13,636,364 of the Company's ordinary shares at a price of $ 1.10 per share. The 2009 Purchase Agreements also provided for the grant by the Company to such investors of five-year warrants to purchase an aggregate of 6,818,183 of the Company's ordinary shares at an exercise price of $ 1.30 per share. The Company classified the warrants granted as equity instruments in accordance with ASC 815.

Stock Option and Share Incentive Plans

The Company has three Stock Option and Share Incentive Plans, described below, under which employees, officers, non-employee directors and non-employees of the Company and its subsidiaries may be granted options to purchase ordinary shares of the Company. All of such plans are administered by the Company's board of directors. Options granted under these plans may not expire later than ten years from the date of grant.

Options granted under all share incentive plans that are cancelled or forfeited before expiration become available for future grant.

2000 Share Option Plan (the "2000 Plan")

The Company's 2000 Plan, as most recently amended in September 2006, permitted the grant, through July 2011, of stock options to directors, officers, employees and certain consultants and dealers of the Company and its subsidiaries. Although no further grants may be made under this plan, existing awards continue in full force in accordance with the terms under which they were granted.

Israel 2003 Share Option Plan (the "2003 Israel Plan")

The Company's 2003 Israel Plan permits the grant, through March 2013, of stock options solely to directors, officers and employees of the Company and its subsidiaries who are residents of Israel. As of December 31, 2011, 2,000,000 ordinary shares are reserved for option grants under such plan.

2007 Share Incentive Plan (the "2007 Plan")
The 2007 Plan permits the grant, through January 2017, of awards consisting of stock options, restricted stock, and other share-based awards (including cash and stock appreciation rights) to the Company's employees, directors, officers, consultants, advisors, suppliers and any other person or entity whose services are considered valuable to the Company. As of December 31, 2011, 11,500,000 ordinary shares are reserved for option grants under such plan. During 2011, the Company granted only stock options out of the 2007 Plan. Awards granted under the 2007 Plan have a maximum exercise period of seven years from the date of grant. Awards granted under the 2007 Plan are generally exercisable over four years.

A summary of the status of the Company's option plans as of December 31, 2011 and changes during the year ended on that date is presented below:

	Year ended December 31, 2011
	Amount of options	Weighted average exercise price	Aggregate intrinsic value

Options outstanding at beginning of year	18,148,591	3.09
Changes during the year:
Granted	862,665	1.25
Exercised	(11,875)	1.22
Forfeited or cancelled	(4,236,401)	8.79

Options outstanding at the year end	14,762,980	1.35	$2,505

Options vested and expected to vest at the year end	13,998,186	1.36	$2,434

Options exercisable at the year end	12,118,145	1.39	$2,259

The total intrinsic value for the options exercised during the year ended December 31, 2011 was $1.

The options outstanding as of December 31, 2011, have been separated into ranges of exercise prices, as follows:

Range of exercise prices	Options outstanding as of December 31, 2011	Weighted average remaining contractual term	Weighted average exercise price	Options exercisable as of December 31, 2011	Weighted average remaining contractual term	Weighted average exercise price
$		years	$		years	$
0.90 - 1.49	13,767,452	3.07	1.04	11,122,617	2.46	1.02
1.50 - 2.99	548,400	1.46	1.98	548,400	1.46	1.98
3.00 - 4.99	219,666	0.37	3.74	219,666	0.37	3.74
5.00 - 6.99	2,275	0.35	6.63	2,275	0.35	6.63
7.00 - 8.99	21,269	0.19	8.17	21,269	0.19	8.17
9.00 - 10.99	45,421	0.61	10.03	45,421	0.61	10.03
11.00 and above	158,497	0.73	19.07	158,497	0.73	19.07

	14,762,980	2.93		12,118,145	2.34

On January 30, 2007 and April 18, 2007, the Company granted its Chief Executive Officer options to purchase an aggregate of 4,896,959 ordinary shares under the 2007 Plan. As part of the Chief Executive Officer's employment agreement, the initial exercise price per share of the options ($ 1.0722) is subject to adjustment to an exercise price per share equivalent to the effective price per share paid by the Investors under the purchase agreement relating to the 2006 transaction described above in paragraph a, as adjusted to take account of the issuance of additional ordinary shares pursuant to the adjustment mechanism under the agreement. Based upon the share adjustment, and subject to further adjustment, the exercise price was reduced to $ 0.9126 per share during 2009. The Company recognized compensation expenses related to these options according to the accelerated attribution method.

c.
In connection with the private placement executed on December 2006 (see also a above), the Company granted to its two major shareholders a five-year warrant to purchase 21,250,000 ordinary shares of the Company at an exercise price of $1.0039 per share (as adjusted).  On November 7, 2011, the major shareholders delivered notices of warrant exercise by way of a cashless exercise, in accordance with the terms of the warrants.  Based on the fair market value of the Company's ordinary shares as at December 31, 2011, as calculated by a third party appraisal, the cashless exercise of the warrant resulted in the issuance to the major shareholders of 3,619,525 ordinary shares. Although the share certificates for these shares were not physically issued until 2012, the exercise was effective on November 7, 2011 (the date of delivery of the notice of exercise), entitling the major shareholders to those shares and all the accompanying rights as shareholders of the Company as of that earlier date.  Accordingly, the Company reflected such cashless exercise in its balance sheets and statements of changes in shareholders' equity (deficiency) as of December 31, 2011.